Intangibles (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Schedule of Intangible Assets [Abstract]
License agreements, Beginning balance				$ 216,372
Less: amortization				(9,903)
License agreements, Ending balance		$ 206,469		$ 206,469		$ 216,372
Minimum [Member]
Schedule of Intangible Assets [Abstract]
License agreement Useful Life				13 years
Maximum [Member]
Schedule of Intangible Assets [Abstract]
License agreement Useful Life				12 years
Intangible Assets [Member]
Schedule of Intangible Assets [Abstract]
License agreements, Beginning balance				$ 216,372	$ 180,890	180,890
License agreement	$ 182,159
License agreement amendment						53,115
Less: amortization	(1,269)	$ 4,951	$ 4,097	$ 9,903	$ 9,104	(17,633)
License agreements, Ending balance	$ 180,890					$ 216,372
Intangible Assets [Member] | Minimum [Member]
Schedule of Intangible Assets [Abstract]
License agreement Useful Life						12 years
Intangible Assets [Member] | Maximum [Member]
Schedule of Intangible Assets [Abstract]
License agreement Useful Life						13 years